Allowance for Loan Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 6. ALLOWANCE FOR LOAN LOSSES

We maintain an allowance for loan losses, or ALL, at a level determined to be adequate to absorb estimated probable credit losses inherent in the loan portfolio as of the balance sheet date. We develop and document a systematic ALL methodology based on the following portfolio segments: 1) CRE, 2) C&I, 3) Commercial Construction, 4) Consumer Real Estate and 5) Other Consumer.

The following are key risks within each portfolio segment:

CRE—Loans secured by commercial purpose real estate, including both owner occupied properties and investment properties, for various purposes such as hotels, strip malls and apartments. Operations of the individual projects as well as global cash flows of the debtors are the primary sources of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the collateral type as well as the business prospects of the lessee, if the project is not owner occupied.

C&I—Loans made to operating companies or manufacturers for the purpose of production, operating capacity, accounts receivable, inventory or equipment financing. Cash flow from the operations of the company is the primary source of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the industry of the company. Collateral for these types of loans often do not have sufficient value in a distressed or liquidation scenario to satisfy the outstanding debt.

Commercial Construction—Loans made to finance construction of buildings or other structures, as well as to finance the acquisition and development of raw land for various purposes. While the risk of these loans is generally confined to the construction period, if there are problems, the project may not be complete, and as such, may not provide sufficient cash flow on its own to service the debt or have sufficient value in a liquidation to cover the outstanding principal. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the type of project and the experience and resources of the developer.

Consumer Real Estate—Loans secured by first and second liens such as home equity loans, home equity lines of credit and 1-4 family residences, including purchase money mortgages. The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The state of the local housing market can also have a significant impact on this segment because low demand and/or declining home values can limit the ability of borrowers to sell a property and satisfy the debt.

Other Consumer—Loans made to individuals that may be secured by assets other than 1-4 family residences, as well as unsecured loans. This segment includes auto loans, unsecured loans and lines and credit cards. The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The value of the collateral, if there is any, is less likely to be a source of repayment due to less certain collateral values.

We further assess risk within each portfolio segment by pooling loans with similar risk characteristics. For the commercial loan classes, the most important indicator of risk is the internally assigned risk rating, including pass, special mention and substandard. Consumer loans are pooled by type of collateral, lien position and loan to value ratio for consumer real estate loans. Historical loss rates are applied to these loan pools to determine the reserve for loans collectively evaluated for impairment.

The ALL methodology for groups of loans collectively evaluated for impairment is comprised of both a quantitative and qualitative analysis. A key assumption in the quantitative component of the reserve is the loss emergence period, or LEP. The LEP is an estimate of the average amount of time from the point at which a loss is incurred on a loan to the point at which the loss is confirmed. In general, the LEP is expected to be shorter in an economic slowdown or recession and longer during times of economic stability or growth, as customers are better able to delay loss confirmation after a potential loss event has occurred. In conjunction with our annual review of the ALL assumptions, we have updated our study of LEPs for our commercial portfolio segments using our loan charge-off history. Our study showed that the LEP for our commercial construction portfolio has lengthened and that our current estimated LEPs for the CRE and C&I portfolio segments did not materially change. We also lengthened the LEP for our consumer loan portfolio segments as economic conditions continue to improve. Another key assumption is the look-back period, or LBP, which represents the historical data period utilized to calculate loss rates. We lengthened the LBP for C&I, commercial construction and the consumer loan portfolio segments in order to capture relevant historical data believed to be reflective of losses inherent in the portfolios.

The changes made to the ALL assumptions were applied prospectively and did not result in a material change to the total ALL at September 30, 2014. Lengthening the LEP does increase the historical loss rates and therefore the quantitative component of the ALL. We believe this makes the quantitative component of the ALL more reflective of inherent losses that exist within the loan portfolio, which resulted in a decrease in the qualitative component of the ALL. The ALL at September 30, 2014 reflects these changes within the commercial construction and consumer portfolio segments.

Management monitors various credit quality indicators for both the commercial and consumer loan portfolios, including delinquency, nonperforming status and changes in risk ratings on a monthly basis.

The following tables present the age analysis of past due loans segregated by class of loans as of September 30, 2014 and December 31, 2013:

	September 30, 2014
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual	Total Past Due	Total Loans
Commercial real estate	$1,684,411	$1,606	$458	$5,174	$7,238	$1,691,649
Commercial and industrial	943,389	317	234	2,426	2,977	946,366
Commercial construction	181,620	—	—	1,889	1,889	183,509
Residential mortgage	487,634	865	657	2,248	3,770	491,404
Home equity	414,279	2,380	265	1,735	4,380	418,659
Installment and other consumer	66,140	380	57	30	467	66,607
Consumer construction	2,995	—	—	—	—	2,995
Loans held for sale	3,126	—	—	—	—	3,126

Totals	$3,783,594	$5,548	$1,671	$13,502	$20,721	$3,804,315

	December 31, 2013
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual	Total Past Due	Total Loans
Commercial real estate	$1,595,590	$1,209	$207	$10,750	$12,166	$1,607,756
Commercial and industrial	836,276	2,599	278	3,296	6,173	842,449
Commercial construction	139,133	1,049	751	2,742	4,542	143,675
Residential mortgage	481,260	828	1,666	3,338	5,832	487,092
Home equity	408,777	2,468	659	2,291	5,418	414,195
Installment and other consumer	67,420	382	44	37	463	67,883
Consumer construction	3,149	—	—	—	—	3,149
Loans held for sale	2,136	—	—	—	—	2,136

Totals	$3,533,741	$8,535	$3,605	$22,454	$34,594	$3,568,335

We continually monitor the commercial loan portfolio through an internal risk rating system. Loan risk ratings are assigned based upon the creditworthiness of the borrower and are reviewed on an ongoing basis according to our internal policies. Loans within the pass rating generally have a lower risk of loss than loans risk rated as special mention or substandard.

Our risk ratings are consistent with regulatory guidance and are as follows:

Pass—The loan is currently performing and is of high quality.

Special Mention—A special mention loan has potential weaknesses that warrant management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects or in the strength of our credit position at some future date. Economic and market conditions, beyond the borrower’s control, may in the future necessitate this classification.

Substandard—A substandard loan is not adequately protected by the net worth and/or paying capacity of the borrower or by the collateral pledged, if any. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. These loans are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected.

The following tables summarize the recorded investment in commercial loan classes by internally assigned risk ratings as of the dates presented:

	September 30, 2014
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,624,718	96.0%	$903,273	95.5%	$162,629	88.6%	$2,690,620	95.4%
Special mention	41,628	2.5%	27,809	2.9%	12,747	6.9%	82,184	2.9%
Substandard	25,303	1.5%	15,284	1.6%	8,133	4.5%	48,720	1.7%

Total	$1,691,649	100%	$946,366	100.0%	$183,509	100.0%	$2,821,524	100.0%

	December 31, 2013
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,519,720	94.5%	$792,029	94.0%	$119,177	82.9%	$2,430,926	93.7%
Special mention	57,073	3.6%	34,085	4.1%	15,621	10.9%	106,779	4.1%
Substandard	30,963	1.9%	16,335	1.9%	8,877	6.2%	56,175	2.2%

Total	$1,607,756	100.0%	$842,449	100.0%	$143,675	100.0%	$2,593,880	100.0%

We monitor the delinquent status of the consumer portfolio on a monthly basis. Loans are considered nonperforming when interest and principal are 90 days or more past due or management has determined that a material deterioration in the borrower’s financial condition exists. The risk of loss is generally highest for nonperforming loans.

The following tables indicate the recorded investment in consumer loan classes by performing and nonperforming status as of the dates presented:

	September 30, 2014
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$489,156	99.5%	$416,924	99.6%	$66,577	99.9%	$2,995	100.0%	$975,652	99.6%
Nonperforming	2,248	0.5%	1,735	0.4%	30	0.1%	—	—%	4,013	0.4%

Total	$491,404	100.0%	$418,659	100.0%	$66,607	100.0%	$2,995	100.0%	$979,665	100.0%

	December 31, 2013
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$483,754	99.3%	$411,904	99.4%	$67,846	99.9%	$3,149	100.0%	$966,653	99.4%
Nonperforming	3,338	0.7%	2,291	0.6%	37	0.1%	—	—%	5,666	0.6%

Total	$487,092	100.0%	$414,195	100.0%	$67,883	100.0%	$3,149	100.0%	$972,319	100.0%

We individually evaluate all substandard and nonaccrual commercial loans greater than $0.5 million for impairment. Loans are considered to be impaired when based upon current information and events it is probable that we will be unable to collect all principal and interest payments due according to the original contractual terms of the loan agreement. All TDRs are considered to be impaired loans and will be reported as an impaired loan for the remaining life of the loan, unless the restructuring agreement specifies an interest rate equal to or greater than the rate that would be accepted at the time of the restructuring for a new loan with comparable risk and it is expected that the remaining principal and interest will be fully collected according to the restructured agreement. For all TDRs, regardless of size, as well as all other impaired loans, we conduct further analysis to determine the probable loss and assign a specific reserve to the loan if deemed appropriate.

The following table presents investments in loans considered to be impaired and the related allowance at the dates indicated:

	September 30, 2014			December 31, 2013
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Without a related allowance recorded:
Commercial real estate	$21,028	$26,366	$—	$26,968	$35,474	$—
Commercial and industrial	9,643	9,964	—	9,580	9,703	—
Commercial construction	8,143	11,831	—	7,391	12,353	—
Consumer real estate	7,000	7,553	—	8,026	9,464	—
Other consumer	111	115	—	124	128	—

Total without a Related Allowance Recorded	45,925	55,829	—	52,089	67,122	—

With a related allowance recorded:
Commercial real estate	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Commercial construction	—	—	—	681	1,383	25
Consumer real estate	45	45	45	53	53	53
Other consumer	22	22	10	33	33	19

Total with a Related Allowance Recorded	67	67	55	767	1,469	97

Total:
Commercial real estate	21,028	26,366	—	26,968	35,474	—
Commercial and industrial	9,643	9,964	—	9,580	9,703	—
Commercial construction	8,143	11,831	—	8,072	13,736	25
Consumer real estate	7,045	7,598	45	8,079	9,517	53
Other consumer	133	137	10	157	161	19

Total	$45,992	$55,896	$55	$52,856	$68,591	$97

The following tables present investments in loans considered to be impaired and interest income recognized for the periods presented:

	For the Three Months Ended
	September 30, 2014		September 30, 2013
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Without a related allowance recorded:
Commercial real estate	$21,110	$159	$27,489	$271
Commercial and industrial	9,702	63	10,995	68
Commercial construction	8,160	58	9,768	46
Consumer real estate	7,034	100	8,349	114
Other consumer	115	1	119	1

Total without a Related Allowance Recorded	46,121	381	56,720	500

With a related allowance recorded:
Commercial real estate	—	—	1,014	—
Commercial and industrial	—	—	—	—
Commercial construction	—	—	5,929	49
Consumer real estate	47	1	100	2
Other consumer	23	—	35	1

Total with a Related Allowance Recorded	70	1	7,078	52

Total:
Commercial real estate	21,110	159	28,503	271
Commercial and industrial	9,702	63	10,995	68
Commercial construction	8,160	58	15,697	95
Consumer real estate	7,081	101	8,449	116
Other consumer	138	1	154	2

Total	$46,191	$382	$63,798	$552

	For the Nine Months Ended
	September 30, 2014		September 30, 2013
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Without a related allowance recorded:
Commercial real estate	$21,593	$512	$29,951	$330
Commercial and industrial	9,477	177	11,964	203
Commercial construction	8,254	172	14,492	271
Consumer real estate	7,181	306	8,912	693
Other consumer	122	3	110	4

Total without a Related Allowance Recorded	46,627	1,170	65,429	1,501
With a related allowance recorded:
Commercial real estate	$—	$—	2,526	$5
Commercial and industrial	—	—	—	—
Commercial construction	—	—	1,976	49
Consumer real estate	49	2	62	—
Other consumer	24	2	21	3

Total with a Related Allowance Recorded	73	4	4,585	57
Total:
Commercial real estate	21,593	512	32,477	335
Commercial and industrial	9,477	177	11,964	203
Commercial construction	8,254	172	16,468	320
Consumer real estate	7,230	308	8,974	693
Other consumer	146	5	131	7

Total	$46,700	$1,174	$70,014	$1,558

The following tables detail activity in the ALL for the periods presented:

	Three Months Ended September 30, 2014
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$20,733	$13,004	$4,759	$6,705	$1,379	$46,580
Charge-offs	—	(37)	(234)	(436)	(295)	(1,002)
Recoveries	(154)	315	—	48	75	284

Net (Charge-offs)/ Recoveries	(154)	278	(234)	(388)	(220)	(718)
Provision for loan losses	(602)	616	653	446	341	1,454

Balance at End of Period	$19,977	$13,898	$5,178	$6,763	$1,500	$47,316

	Three Months Ended September 30, 2013
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$23,484	$9,123	$5,812	$6,655	$1,031	$46,105
Charge-offs	(840)	(759)	(480)	(585)	(327)	(2,991)
Recoveries	617	167	481	122	63	1,450

Net (Charge-offs)/ Recoveries	(223)	(592)	1	(463)	(264)	(1,541)
Provision for loan losses	(5,572)	6,268	2,186	185	352	3,419

Balance at End of Period	$17,689	$14,799	$7,999	$6,377	$1,119	$47,983

	Nine Months Ended September 30, 2014
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$18,921	$14,433	$5,374	$6,362	$1,165	$46,255
Charge-offs	(2,002)	(1,070)	(693)	(983)	(740)	(5,488)
Recoveries	1,681	3,564	140	272	284	5,941

Net Recoveries/(Charge-offs)	(321)	2,494	(553)	(711)	(456)	453
Provision for loan losses	1,377	(3,029)	357	1,112	791	608

Balance at End of Period	$19,977	$13,898	$5,178	$6,763	$1,500	$47,316

	Nine Months Ended September 30, 2013
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of period	$25,246	$7,759	$7,500	$5,058	$921	$46,484
Charge-offs	(3,649)	(2,682)	(923)	(1,822)	(978)	(10,054)
Recoveries	2,939	457	536	630	242	4,804

Net (Charge-offs)/ Recoveries	(710)	(2,225)	(387)	(1,192)	(736)	(5,250)
Provision for loan losses	(6,847)	9,265	886	2,511	934	6,749

Balance at End of Period	$17,689	$14,799	$7,999	$6,377	$1,119	$47,983

The following tables present the ALL and recorded investments in loans by category as of September 30, 2014 and December 31, 2013:

	September 30, 2014
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$—	$19,977	$19,977	$21,028	$1,670,621	$1,691,649
Commercial and industrial	—	13,898	13,898	9,643	936,723	946,366
Commercial construction	—	5,178	5,178	8,143	175,366	183,509
Consumer real estate	45	6,718	6,763	7,045	906,013	913,058
Other consumer	10	1,490	1,500	133	66,474	66,607

Total	$55	$47,261	$47,316	$45,992	$3,755,197	$3,801,189

	December 31, 2013
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$—	$18,921	$18,921	$26,968	$1,580,788	$1,607,756
Commercial and industrial	—	14,433	14,433	9,580	832,869	842,449
Commercial construction	25	5,349	5,374	8,072	135,603	143,675
Consumer real estate	53	6,309	6,362	8,079	896,357	904,436
Other consumer	19	1,146	1,165	157	67,726	67,883

Total	$97	$46,158	$46,255	$52,856	$3,513,343	$3,566,199

NOTE 9. ALLOWANCE FOR LOAN LOSSES

We maintain an ALL at a level determined to be adequate to absorb estimated probable credit losses inherent in the loan portfolio as of the balance sheet date. We develop and document a systematic ALL methodology based on the following portfolio segments: 1) CRE, 2) C&I, 3) Commercial Construction, 4) Consumer Real Estate and 5) Other Consumer.

The following are key risks within each portfolio segment:

CRE—Loans secured by commercial purpose real estate, including both owner occupied properties and investment properties for various purposes such as hotels, strip malls and apartments. Operations of the individual projects as well as global cash flows of the debtors are the primary sources of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the collateral type as well as the business prospects of the lessee, if the project is not owner occupied.

C&I—Loans made to operating companies or manufacturers for the purpose of production, operating capacity, accounts receivable, inventory or equipment financing. Cash flow from the operations of the company is the primary source of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the industry of the company. Collateral for these types of loans often do not have sufficient value in a distressed or liquidation scenario to satisfy the outstanding debt.

Commercial Construction—Loans made to finance construction of buildings or other structures, as well as to finance the acquisition and development of raw land for various purposes. While the risk of these loans is generally confined to the construction period, if there are problems, the project may not be complete, and as such, may not provide sufficient cash flow on its own to service the debt or have sufficient value in a liquidation to cover the outstanding principal. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the type of project and the experience and resources of the developer.

Consumer Real Estate—Loans secured by first and second liens such as home equity loans, home equity lines of credit and 1-4 family residences, including purchase money mortgages. The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The state of the local housing market can also have a significant impact on this segment because low demand and/or declining home values can limit the ability of borrowers to sell a property and satisfy the debt.

Other Consumer—Loans made to individuals that may be secured by assets other than 1-4 family residences, as well as unsecured loans. This segment includes auto loans, unsecured loans and lines and credit cards. The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The value of the collateral, if there is any, is less likely to be a source of repayment due to less certain collateral values.

We further assess risk within each portfolio segment by pooling loans with similar risk characteristics. For the commercial loan classes, the most important indicator of risk is the internally assigned risk rating, including pass, special mention and substandard. Consumer loans are pooled by type of collateral, lien position and LTV for consumer real estate loans. Historical loss rates are applied to these loan pools to determine the reserve for loans collectively evaluated for impairment. Management monitors various credit quality indicators for both the commercial and consumer loan portfolios, including delinquency, nonperforming status and changes in risk ratings on a monthly basis.

We monitor our ALL methodology to ensure that it is responsive to the current economic environment. Over the past year, the economic conditions within our markets have improved, and we have experienced significant improvement in our credit quality, including lower net charge-offs, lower delinquency, lower nonperforming loans and lower special mention and substandard loans compared to December 31, 2012. Accordingly, the assumptions used within the ALL were reevaluated during the third quarter of 2013 to be responsive to the improved economic environment and the changes in our credit quality.

The ALL methodology for groups of loans collectively evaluated for impairment is comprised of both a quantitative and qualitative analysis. A key assumption in the quantitative component of the reserve is the loss emergence period, or LEP. The LEP is an estimate of the average amount of time from the point at which a loss is incurred on a loan to the point at which the loss is confirmed. In general, the LEP will be shorter in an economic slowdown or recession and longer during times of economic stability or growth, as customers are better able to delay loss confirmation after a potential loss event has occurred. Due to the recent improvement in economic conditions, we completed an internal study utilizing our loan charge-off history to recalibrate the LEPs of the commercial portfolio segments. Consistent with the improved economic conditions, the LEPs have lengthened, and as a result, we lengthened our LEP assumption for each of the commercial portfolio segments. We believe that the consumer portfolio segment LEPs have also lengthened as they are influenced by the same improvement in economic conditions that impacted the commercial portfolio segments. We therefore also lengthened the LEP assumption for the consumer portfolio segments during the third quarter of 2013.

The changes made to the ALL assumptions were applied prospectively and did not result in a material change to the total ALL at September 30, 2013. Lengthening the LEP does increase the historical loss rates and therefore the quantitative component of the ALL. We believe this makes the quantitative component of the ALL more reflective of inherent losses that exist within the loan portfolio, which resulted in a decrease in the qualitative component of the ALL. The changes to the LEPs also improved our insight into the inherent risk of the individual commercial portfolio segments. As the economic conditions have improved, our data indicates that the CRE segment has less inherent loss and that the C&I segment contains greater inherent loss. The ALL at December 31, 2013 reflects these changes within the CRE and C&I portfolio segments.

The following tables present the age analysis of past due loans segregated by class of loans as of the dates presented:

	December 31, 2013
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Non- performing	Total Past Due Loans	Total Loans
Commercial real estate	$1,595,590	$1,209	$207	$10,750	$12,166	$1,607,756
Commercial and industrial	836,276	2,599	278	3,296	6,173	842,449
Commercial construction	139,133	1,049	751	2,742	4,542	143,675
Residential mortgage	481,260	828	1,666	3,338	5,832	487,092
Home equity	408,777	2,468	659	2,291	5,418	414,195
Installment and other consumer	67,420	382	44	37	463	67,883
Consumer construction	3,149	—	—	—	—	3,149

Total	$3,531,605	$8,535	$3,605	$22,454	$34,594	$3,566,199

	December 31, 2012
(dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	Non- performing	Total Past Due Loans	Total Loans
Commercial real estate	$1,418,934	$2,230	$413	$30,556	$33,199	$1,452,133
Commercial and industrial	780,315	4,409	237	6,435	11,081	791,396
Commercial construction	150,823	10,542	—	6,778	17,320	168,143
Residential mortgage	416,364	1,713	1,948	7,278	10,939	427,303
Home equity	424,485	2,332	865	3,653	6,850	431,335
Installment and other consumer	73,334	406	95	40	541	73,875
Consumer construction	2,219	—	—	218	218	2,437

Total	$3,266,474	$21,632	$3,558	$54,958	$80,148	$3,346,622

We monitor the commercial loan portfolio through an internal risk rating system. Loan risk ratings are assigned based upon the creditworthiness of the borrower and are reviewed on an ongoing basis according to our internal policies. Loans within the pass rating generally have a lower risk of loss than loans risk rated as special mention and substandard.

Our risk ratings are consistent with regulatory guidance and are as follows:

Pass—The loan is currently performing and is of high quality.

Special Mention—A special mention loan has potential weaknesses that warrant management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects or in the strength of our credit position at some future date. Economic and market conditions, beyond the borrower’s control, may in the future necessitate this classification.

Substandard—A substandard loan is not adequately protected by the net worth and/or paying capacity of the borrower or by the collateral pledged, if any. Substandard loans have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. These loans are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected.

The following tables present the recorded investment in commercial loan classes by internally assigned risk ratings as of the dates presented:

	December 31, 2013
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,519,720	94.5%	$792,029	94.0%	$119,177	82.9%	$2,430,926	93.7%
Special mention	57,073	3.6%	34,085	4.1%	15,621	10.9%	106,779	4.1%
Substandard	30,963	1.9%	16,335	1.9%	8,877	6.2%	56,175	2.2%

Total	$1,607,756	100.0%	$842,449	100.0%	$143,675	100.0%	$2,593,880	100.0%

	December 31, 2012
(dollars in thousands)	Commercial Real Estate	% of Total	Commercial and Industrial	% of Total	Commercial Construction	% of Total	Total	% of Total
Pass	$1,265,810	87.2%	$718,070	90.7%	$118,841	70.7%	$2,102,721	87.2%
Special mention	96,156	6.6%	42,016	5.3%	30,748	18.3%	168,920	7.0%
Substandard	90,167	6.2%	31,310	4.0%	18,554	11.0%	140,031	5.8%

Total	$1,452,133	100.0%	$791,396	100.0%	$168,143	100.0%	$2,411,672	100.0%

We monitor the delinquent status of the consumer portfolio on a monthly basis. Loans are considered nonperforming when interest and principal are 90 days or more past due or management has determined that a material deterioration in the borrower’s financial condition exists. The risk of loss is generally highest for nonperforming loans.

The following tables present the recorded investment in consumer loan classes by performing and nonperforming status as of the dates presented:

	December 31, 2013
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$483,754	99.3%	$411,904	99.4%	$67,846	99.9%	$3,149	100.0%	$966,653	99.4%
Nonperforming	3,338	0.7%	2,291	0.6%	37	0.1%	—	—	5,666	0.6%

Total	$487,092	100.0%	$414,195	100.0%	$67,883	100.0%	$3,149	100.0%	$972,319	100.0%

	December 31, 2012
(dollars in thousands)	Residential Mortgage	% of Total	Home Equity	% of Total	Installment and other consumer	% of Total	Consumer Construction	% of Total	Total	% of Total
Performing	$420,025	98.3%	$427,682	99.2%	$73,835	99.9%	$2,219	91.1%	$923,761	98.8%
Nonperforming	7,278	1.7%	3,653	0.8%	40	0.1%	218	8.9%	11,189	1.2%

Total	$427,303	100.0%	$431,335	100.0%	$73,875	100.0%	$2,437	100.0%	$934,950	100.0%

We individually evaluate all substandard and nonaccrual commercial loans greater than $0.5 million for impairment. Loans are considered to be impaired when based upon current information and events it is probable that we will be unable to collect all principal and interest payments due according to the original contractual terms of the loan agreement. All TDRs will be reported as an impaired loan for the remaining life of the loan, unless the restructuring agreement specifies an interest rate equal to or greater than the rate that would be accepted at the time of the restructuring for a new loan with comparable risk and it is expected that the remaining principal and interest will be fully collected according to the restructured agreement. For all TDRs, regardless of size, as well as all other impaired loans, we conduct further analysis to determine the probable loss and assign a specific reserve to the loan if deemed appropriate.

The following table presents investments in loans considered to be impaired and related information on those impaired loans as of the dates presented:

	December 31, 2013			December 31, 2012
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With a related allowance recorded:
Commercial real estate	$—	$—	$—	$6,138	$6,864	$1,226
Commercial and industrial	—	—	—	1,864	2,790	1,002
Commercial construction	681	1,383	25	799	896	3
Consumer real estate	53	53	53	—	—	—
Other consumer	33	33	19	—	—	—

Total with a Related Allowance Recorded	767	1,469	97	8,801	10,550	2,231

Without a related allowance recorded:
Commercial real estate	26,968	35,474	—	33,856	45,953	—
Commercial and industrial	9,580	9,703	—	11,419	12,227	—
Commercial construction	7,391	12,353	—	17,713	27,486	—
Consumer real estate	8,026	9,464	—	10,827	12,025	—
Other consumer	124	128	—	25	25	—

Total without a Related Allowance Recorded	52,089	67,122	—	73,840	97,716	—

Total:
Commercial real estate	26,968	35,474	—	39,994	52,817	1,226
Commercial and industrial	9,580	9,703	—	13,283	15,017	1,002
Commercial construction	8,072	13,736	25	18,512	28,382	3
Consumer real estate	8,079	9,517	53	10,827	12,025	—
Other consumer	157	161	19	25	25	—

Total	$52,856	$68,591	$97	$82,641	$108,266	$2,231

As of December 31, 2013, $27.0 million of CRE loans comprised 51 percent of the total impaired loans of $52.9 million. These impaired loans are collateralized primarily by commercial real estate properties such as retail or strip malls, office buildings and various other types of commercial purpose properties. These loans are generally considered collateral dependent and charge-offs are recorded when a confirmed loss exists. Approximately $9.9 million of charge-offs have been recorded relating to these CRE loans over the life of these loans. It is our policy to obtain appraisals on an annual basis on impaired loans or sooner if facts and circumstances warrant otherwise. As of December 31, 2013, these loans had collateral with an estimated fair value less cost to sell of approximately $43.7 million. We have current appraisals on all CRE impaired loans except for one loan for $0.7 million. We have not ordered an appraisal as we are currently negotiating a settlement agreement with the borrower which would result in the collection of the remaining recorded investment in the loan.

The following table summarizes investments in loans considered to be impaired and related information on those impaired loans for the years presented:

	For the Year Ended
	December 31, 2013		December 31, 2012
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial real estate	$1,895	$—	$5,796	$218
Commercial and industrial	—	—	1,826	—
Commercial construction	1,652	49	4,446	—
Consumer real estate	60	6	—	—
Other consumer	24	4	—	—

Total with a Related Allowance Recorded	3,631	59	12,068	218

Without a related allowance recorded:
Commercial real estate	29,314	929	41,138	1,112
Commercial and industrial	11,439	254	11,672	329
Commercial construction	14,112	326	22,299	571
Consumer real estate	8,714	436	20,533	68
Other consumer	114	6	6	—

Total without a Related Allowance Recorded	63,693	1,951	95,648	2,080

Total:
Commercial real estate	31,209	929	46,934	1,330
Commercial and industrial	11,439	254	13,498	329
Commercial construction	15,764	375	26,745	571
Consumer real estate	8,774	442	20,533	68
Other consumer	138	10	6	—

Total	$67,324	$2,010	$107,716	$2,298

The following tables detail activity in the ALL for the periods presented:

	2013
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of year	$25,246	$7,759	$7,500	$5,058	$921	$46,484
Charge-offs	(4,601)	(2,714)	(4,852)	(2,407)	(1,002)	(15,576)
Recoveries	3,388	2,142	531	651	324	7,036

Net (Charge-offs)/ Recoveries	(1,213)	(572)	(4,321)	(1,756)	(678)	(8,540)

Provision for loan losses	(5,112)	7,246	2,195	3,060	922	8,311

Balance at End of Year	$18,921	$14,433	$5,374	$6,362	$1,165	$46,255

	2012
(dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Commercial Construction	Consumer Real Estate	Other Consumer	Total Loans
Balance at beginning of year	$29,804	$11,274	$3,703	$3,166	$894	$48,841
Charge-offs	(9,627)	(5,278)	(10,521)	(2,509)	(1,078)	(29,013)
Recoveries	1,259	1,153	891	197	341	3,841

Net (Charge-offs)/ Recoveries	(8,368)	(4,125)	(9,630)	(2,312)	(737)	(25,172)

Provision for loan losses	3,810	610	13,427	4,204	764	22,815

Balance at End of Year	$25,246	$7,759	$7,500	$5,058	$921	$46,484

The following tables present the ALL and recorded investments in loans by category as of December 31:

	2013
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$—	$18,921	$18,921	$26,968	$1,580,788	$1,607,756
Commercial and industrial	—	14,433	14,433	9,580	832,869	842,449
Commercial construction	25	5,349	5,374	8,072	135,603	143,675
Consumer real estate	53	6,309	6,362	8,079	896,357	904,436
Other consumer	19	1,146	1,165	157	67,726	67,883

Total	$97	$46,158	$46,255	$52,856	$3,513,343	$3,566,199

	2012
	Allowance for Loan Losses			Portfolio Loans
(dollars in thousands)	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Commercial real estate	$1,226	$24,020	$25,246	$39,994	$1,412,139	$1,452,133
Commercial and industrial	1,002	6,757	7,759	13,283	778,113	791,396
Commercial construction	3	7,497	7,500	18,512	149,631	168,143
Consumer real estate	—	5,058	5,058	10,827	850,248	861,075
Other consumer	—	921	921	25	73,850	73,875

Total	$2,231	$44,253	$46,484	$82,641	$3,263,981	$3,346,622